Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements
The following methods and assumptions were used to estimate the fair value of each class of financial instruments and other non-financial assets:

Cash, cash equivalents and restricted cash – The fair value of the Company’s cash and cash equivalents and restricted cash approximates their carrying amounts reported in the accompanying consolidated balance sheets.

Short-term investments - The fair value of the Company’s short-term investments approximates their carrying amounts reported in the accompanying consolidated balance sheets.

Marketable securities - The fair value of the Company's investment in marketable securities is estimated based on quoted prices in an active market.

Operating lease right-of-use assets – The estimated fair value of the Company’s operating lease right-of-use assets are determined based on discounted cash flows.
Long-term debt – The fair value of the Company’s long-term debt is estimated using discounted cash flow analyses, based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the Company.

The Company categorizes its fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1.Observable inputs such as quoted prices in active markets;
Level 2.Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and
Level 3.Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.
The following table includes the estimated fair value, carrying value and categorization using the fair value hierarchy of those assets and liabilities that are measured at their estimated fair value on a recurring and non-recurring basis, as well as certain financial instruments that are not measured at fair value on a recurring basis.

		December 31, 2025		December 31, 2024
	Fair Value Hierarchy Level	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $
Recurring:
Cash, cash equivalents and restricted cash (note 20c)	Level 1	831,261	831,261	515,561	515,561
Short-term investments	Level 1	22,000	22,000	—	—
Marketable securities	Level 1	—	—	22,442	22,442
Obligation related to EU ETS (note 8) (1)	Level 1	(11,020)	Note (1)	(6,588)	(6,588)

Non-recurring:
Operating lease right-of-use assets (note 15)	Level 2			11,735	11,735

Other:
Advances to equity-accounted joint venture (note 6)	Level 2	—	—	380	Note (2)
(1)As at December 31, 2025, the Company has recorded an obligation related to EU ETS for $11.0 million (December 31, 2024 - $6.6 million) which was included as part of accrued liabilities in the consolidated balance sheets. This amount can include an accrual representing the difference between the total emissions liability and the carrying value of the EUAs held as at the end of the reporting period. The fair value of the accrual is estimated using the fair market value of an EUA that is traded on a regulated energy exchange at the end of the reporting period. As at December 31, 2025, no such accrual was made as the total emissions liability was less than the carrying value of the EUAs held (December 31, 2024 - $0.7 million).
(2)The advances to its equity-accounted joint venture, together with the Company’s investment in the equity-accounted joint venture, form the net aggregate carrying value of the Company’s interests in the equity-accounted joint venture in these consolidated financial statements. In August 2025, the Company completed the acquisition of the VLCC that was owned by the equity-accounted joint venture, at which time the equity-accounted joint venture used the proceeds to pay off certain outstanding obligations, including the Company's advances to the equity-accounted joint venture. As at December 31, 2024, the fair values of the individual components of such aggregate interests were not determinable.
The Company is exposed to credit loss in the event of non-performance by the financial institutions and the US Government where its cash, cash equivalents and short-term investments are held. In order to minimize credit risk, the Company only places deposits and short-term investments with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transaction. In addition, to the extent practical, cash deposits and short-term investments are held by and entered into with, as applicable, different counterparties to reduce concentration risk.
From time to time, the Company makes passive investments in marketable securities. Such investments in marketable securities are exposed to equity price fluctuations that could have an impact on the fair value of the investment